Subsidiary Undertakings - Summary of Financial Information of Subsidiary (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of consolidated subsidiaries [line items]
Cash and cash equivalents	$ 12,486,884	$ 9,507,004	$ 3,572,344
Trade and other receivables	15,486,312	9,836,739
Prepaids	889,882	550,811
Current taxes receivable		1,551,140
Intangible assets	163,092,606	133,667,311
Assets	198,450,878	163,538,882
Accounts payable and accrued liabilities	5,661,844	3,229,685
Current taxes payable	577,553	2,067,671
Member contributions	8,390,026	7,142,964
Current period earnings	5,410,181	733,155
Equity	124,936,288	96,926,287	56,974,365
Total liabilities and equity	198,450,878	163,538,882
Anesthesia revenue	100,242,080	78,354,632
Anesthesia services expense	(74,315,424)	(45,229,986)
Net income before tax	19,970,625	20,331,478
Tax expense	6,302,507	4,255,150
Net income	13,668,118	16,076,328
Net income attributable to non-controlling interest	7,109,152	5,512,095
Non-controlling interest	57,277,316	36,410,456
Non-controlling interests [member]
Disclosure of financial information of consolidated subsidiaries [line items]
Equity	57,277,316	36,410,456	$ 9,249,220
Anesthesia revenue	30,503,731	11,044,835
Anesthesia services expense	26,762,683	9,994,210
Net income before tax	3,741,048	1,050,625
Net income	3,741,048	1,050,625
Net income attributable to non-controlling interest	2,123,477	503,784
Non-controlling interest	$ 37,569,771	13,099,934
Knoxville Gastroenterology Anesthesia Associates LLC ("KGAA") [member]
Disclosure of financial information of consolidated subsidiaries [line items]
Ownership %	51.00%
Cash and cash equivalents	$ 1,049,265	1,333,289
Trade and other receivables	665,601	750,393
Prepaids	23,494
Current taxes receivable	92,427
Intangible assets	8,912,880	10,822,783
Assets	10,743,667	12,906,465
Accounts payable and accrued liabilities	428,358	315,542
Current taxes payable		133,862
Liabilities	428,358	449,404
Member contributions	7,106,555	8,149,450
Current period earnings	3,208,754	4,307,611
Equity	10,315,309	12,457,061
Total liabilities and equity	10,743,667	12,906,465
Anesthesia revenue	10,194,489	10,307,361
Anesthesia services expense	6,577,415	5,573,305
Net income before tax	3,617,074	4,734,056
Tax expense	408,319	426,445
Net income	3,208,755	4,307,611
Net income attributable to non-controlling interest	1,589,007	2,123,964
Non-controlling interest	$ 4,981,492	6,216,255
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of financial information of consolidated subsidiaries [line items]
Ownership %	51.00%
Cash and cash equivalents	$ 1,552,981	2,866,916
Trade and other receivables	1,412,034	1,403,277
Prepaids	37,283	10,635
Intangible assets	27,761,626	31,060,037
Assets	30,763,924	35,340,865
Accounts payable and accrued liabilities	709,905	453,759
Liabilities	709,905	453,759
Member contributions	23,037,106	29,244,110
Current period earnings	7,016,913	5,642,996
Equity	30,054,019	34,887,106
Total liabilities and equity	30,763,924	35,340,865
Anesthesia revenue	15,938,161	11,593,180
Anesthesia services expense	8,926,966	5,949,366
Net income before tax	7,011,195	5,643,814
Tax expense	(5,717)
Net income	7,016,912	5,643,814
Net income attributable to non-controlling interest	3,438,287	2,765,469
Non-controlling interest	14,726,051	17,094,265
Community, Macon, Arapahoe, DDAB, Osceola, West Florida, Central Colorado and Raleigh [member]
Disclosure of financial information of consolidated subsidiaries [line items]
Cash and cash equivalents	5,022,739	1,742,274
Trade and other receivables	7,369,420	2,359,873
Prepaids	118,960	13,821
Intangible assets	75,348,680	30,877,177
Assets	87,859,799	34,993,145
Accounts payable and accrued liabilities	2,657,257	659,482
Loans	900,000
Liabilities	3,557,257	659,482
Member contributions	80,561,493	33,308,961
Current period earnings	3,741,049	1,024,702
Equity	84,302,542	34,333,663
Total liabilities and equity	$ 87,859,799	$ 34,993,145